Discontinued Operations and assets held for sale - Disposal of the Jyseleca business (Details) - Jyseleca Business [member]	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Upfront Payment Received	€ 50,000,000
Settlement for net cash and working capital	9,835,000
Total consideration	€ 59,835,000